Concentration and Risks - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 Customer Supplier	Dec. 31, 2022 Customer Supplier	Dec. 31, 2021 Supplier Customer
Customer Concentration Risk | Platform Distributor Customers
Concentration Risk [Line Items]
Number of customers accounted for more than 10% of accounts receivable | Customer	2	2	2
Supplier Concentration Risk | Parent Company
Concentration Risk [Line Items]
Number of suppliers accounted for more than 10% of accounts payable			2
Number of suppliers accounted for more than 9% of accounts payable		2
Number of suppliers accounted for more than 8% of accounts payable	2
Supplier Concentration Risk | Top Two Customers
Concentration Risk [Line Items]
Number of suppliers accounted for more than 10% of accounts payable	2	2	2
Net Revenue | Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers accounted for more than 10% of net revenue | Customer	0	0	0
Accounts Receivable | Customer Concentration Risk | Platform Distributor Customers
Concentration Risk [Line Items]
Concentration risk, percentage	21.00%	21.00%	56.00%
Accounts Payable | Supplier Concentration Risk | Parent Company
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	28.00%	35.00%
Accounts Payable | Supplier Concentration Risk | Top Two Customers
Concentration Risk [Line Items]
Concentration risk, percentage	45.00%	27.00%	31.00%